Equity	9 Months Ended
Mar. 31, 2024
Equity [Abstract]
Equity

Note 16 – Equity

Common Stock

As of March 31, 2024, the total authorized shares of capital stock were 200,000,000 shares consisting of 180,000,000 shares of Common Stock (“Common Stock”) and 20,000,000 shares of preferred stock (the “Preferred Stock”), each with a par value of $0.001 per share.

The holders of Common Stock shall be entitled to one vote per share in voting to the election of directors and all other corporate purposes. Subject to the express terms of any outstanding series of Preferred Stock, dividends may be paid in cash or otherwise with respect to the holders of Common Stock out of the assets of the Company legally available therefor, upon the terms, and subject to the limitations, as the Board of Directors of the Company (the “Board of Directors”) may determine. In the event of a liquidation or dissolution of the Company, subject to the express terms of any outstanding series of Preferred Stock, the holders of Common Stock shall be entitled to share in the distribution of any remaining assets available for distribution to the holders of Common Stock ratably in proportion to the total number of shares of Common Stock then issued and outstanding.

During the year ended June 30, 2023, the Company issued 138,557 shares of restricted Common Stock for RSUs vested.

On February 15, 2022, as part of the consideration for the acquisition of Anivia and subsidiaries, as further described in Note 4, the Company issued 3,083,700 restricted shares of the Company’s common stock, valued at $2.27 per share, which was the closing price of the Company’s Common Stock as traded on Nasdaq on February 15, 2022. These shares had a lock-up period of 180 days and are subject to insider trading restrictions. The fair value of the shares was $5,528,373, calculated with a discount of lack of marketability of 21%, which was determined using the Black Scholes Model.

During the quarter ended March 31, 2024, the Company issued 107,293 shares of restricted Common Stock for RSUs vested.

As of March 31, 2024 and June 30, 2023, there were 29,818,232 and 29,710,939 shares of Common Stock issued and outstanding, respectively.

Preferred Stock

The Preferred Stock was authorized as “blank check” series of Preferred Stock, providing that the Board of Directors is expressly authorized, subject to limitations prescribed by law, by resolution or resolutions, and by filing a certificate pursuant to the applicable law of the State of Nevada, to provide, out of the authorized but unissued shares of Preferred Stock, for series of Preferred Stock, and to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and the qualifications, limitations or restrictions thereof. As of March 31, 2024 and June 30, 2023, respectively, there were no shares of Preferred Stock issued and outstanding.

Equity Incentive Plan

On May 5, 2021, the Company’s Board of Directors adopted, and its stockholders approved and ratified, the iPower Inc. Amended and Restated 2020 Equity Incentive Plan (the “Plan”). The Plan allows for the issuance of up to 5,000,000 shares of Common Stock, whether in the form of stock options, restricted stock, restricted stock units, stock appreciation rights, performance units, performance shares and other stock or cash awards. The general purpose of the Plan is to provide an incentive to the Company’s directors, officers, employees, consultants and advisors by enabling them to share in the future growth of the Company’s business. On November 16, 2021 and December 6, 2022, the Company filed a registration statement on Form S-8 registering all shares issuable under the Plan, which Form S-8 was subsequently amended on December 6, 2022, September 15, 2023 and November 22, 2023.

Restricted Stock Unit

Following completion of the Company’s IPO on May 11, 2021, pursuant to their letter agreements, the Company awarded 46,546 restricted stock units (“RSUs”) under the Plan to its independent directors, its Chief Financial Officer, and certain other employees and consultants, all of which vested over 12 months following the grant date and were subject to other restrictions until the filing of a Registration Statement on Form S-8 registering the shares. The fair value of the RSUs was determined based on $5.00 per share, the initial listing price of the Company’s Common Stock on the grant date. During the nine months ended March 31, 2024, the Company granted an additional 62,600 shares of RSUs. For the three and nine months ended March 31, 2024, the Company recorded $20,075 and $58,438 of stock-based compensation expense. There was no forfeiture of RSUs occurred during the nine months ended March 31, 2024 and 2023. As of March 31, 2024 and June 30, 2023, the unvested number of RSUs was 18,900 and 38,793 and the unamortized expense was $14,364 and $22,500, respectively.

Information relating to RSU grants is summarized as follows:

	Total RSUs Issued	Total Fair Market Value of RSUs Issued as Compensation (1)
RSUs granted, but not vested, at June 30, 2023	38,793
RSUs granted	62,600	$50,302
RSUs forfeited	–
RSUs vested	(82,493)
RSUs granted, but not vested, at March 31, 2024	18,900

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(1)	The total fair value was based on the current stock price on the grant date.

As of March 31, 2024, of the 314,504 vested RSUs, 285,869 shares, including 107,293 shares issued during the current quarter, of Common Stock were issued, and 28,635 shares were to be issued in the near future.

Stock Option

On May 12, 2022, the Compensation Committee of the Board of Directors approved an incentive plan for the Company’s executive officers consisting of a cash performance bonus of $60,000 to be awarded to Kevin Vassily, CFO of the Company, and grants of stock option (the “Option Grants”) exercisable to purchase (i) 3,000,000 shares of Common Stock to Chenlong Tan, CEO and (ii) 330,000 shares of Common Stock to Mr. Vassily. The Option Grants, which were issued on May 13, 2022, have an exercise price of $1.12 per share, a contractual term of 10 years, and consist of six vesting tranches with a vesting schedule based entirely on the attainment of both operational milestones (performance conditions) and market conditions, assuming continued employment of the recipients through each vesting date. Each of the six vesting tranches of the Option Grants will vest when both (i) the market capitalization milestone for such tranche, which begins at $150 million for the first tranche and increases by increments of $50 million through the fourth tranche and $100 million thereafter (based on achieving such market capitalization for five consecutive trading days) has been achieved, and (ii) any one of the following six operational milestones focused on revenue or any one of the six operational milestones focused on operating income have been achieved during a given fiscal year.

The estimated achievement status of the operational milestones as of March 31, 2024 was as follows:

Revenue in Fiscal Year		Operating Income in Fiscal Year
Milestone (in Millions)	Achievement Status	Milestone (in Millions)	Achievement Status

$90	Probable	$6	Probable
$100	Probable	$8	Probable
$125	Probable	$10	Probable
$150	Probable	$12	Probable
$200	Probable	$16	–
$250	–	$20	–

The Company evaluated the performance condition and market condition under ASC 718-10-20. The Option Grants are considered an award containing a performance and a market condition and both conditions (in this case at least one of the performance conditions) must be satisfied for the award to vest. The market condition is incorporated into the fair value of the award, and that fair value is recognized over the longer of the implied service period or requisite service period if it is probable that one of the performance conditions will be met. In relation to the five awards deemed probable to vest, the recognition period ranges from 2.93 years to 9.64 years. If the performance condition is ultimately not met, compensation cost related to the award should not be recognized (or should be reversed to the extent any expense has been recognized related to such tranche) because the vesting condition in the award would not have been satisfied.

On the grant date, a Monte Carlo simulation was used to determine for each tranche (i) a fixed amount of expense for such tranche and (ii) the future time when the market capitalization milestone for such tranche was expected to be achieved. Separately, based on a subjective assessment of our future financial performance, each quarter we determine whether it is probable that the Company will achieve each operational milestone that has not previously been achieved or deemed probable of achievement and, if so, the future time when the Company expects to achieve that operational milestone. The Monte Carlo simulation utilized the following inputs:

•	Stock Price - $1.12
•	Volatility – 95.65%
•	Term –10 years
•	Risk Free Rate of Return – 2.93%
•	Dividend Yield – 0%

The total fair value of the Option Grants was $3.2 million of which, at March 31, 2024, $2.3 million is deemed probable of vesting. As of March 31, 2024, none of the options had vested. For the three and nine months ended March 31, 2024, the Company recorded $110,382 and $331,146 of stock-based compensation expense related to the Option Grants. For the three and nine months ended March 31, 2023, the Company recorded $110,382 and $331,146 of stock-based compensation expense related to the Option Grants. As of March 31, 2024, unrecognized compensation cost related to tranches probable of vesting is approximately $1.4 million and will be recognized over two years to nine years, depending on the tranche.